Consideration payables for acquisitions (Tables)	12 Months Ended
Mar. 31, 2016
Consideration payables for acquisitions
Schedule of consideration payable

	As of March 31,
	2016	2015
Contingent payable for business acquisition	$350	$8,460
Contingent payable for software acquisition	29	698
Current payable for business acquisition	5,216	2,673
Current payable for software acquisition	—	306

Total payable for acquisitions, current	$5,595	$12,137

Contingent payable for business acquisition	$7,331	$12,605
Contingent payable for software acquisition	386	1,359
Non-current payable for business acquisition	4,069	—

Total payable for acquisitions, non-current	$11,786	$13,964

Reconciliation from the opening balance to the closing balance

	For the years ended March 31,
	2016	2015
As of the beginning of the period	$26,101	$6,729
Acquisition of Symtavision	501	20,953
Payments	(6,126)	(2,747)
Transfers to additional paid-in capital	(559)	—
Forex	(25)	—
Revaluation	(2,511)	1,166

As of the end of the period	$17,381	$26,101